SCHEDULE IV - Reinsurance (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Life reinsurance in force
Gross amount	[1]	$ 0	$ 0	$ 0
Ceded to other companies	[1]	26,041,527	20,301,849	19,383,794
Assumed from other companies	[1]	648,495,550	529,438,861	453,373,378
Net amount	[1]	$ 622,454,023	$ 509,137,012	$ 433,989,584
Percentage of amount assumed to net	[1]	104.00%	104.00%	104.00%
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount		$ 372,230	$ 377,380	$ 318,058
Ceded to other companies		1,205,282	1,113,743	969,381
Assumed from other companies		8,751,812	7,993,480	7,607,845
Net premiums earned	[2]	$ 7,918,760	$ 7,257,117	$ 6,956,522
Percentage of amount assumed to net		111.00%	110.00%	109.00%
Life
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount		$ 0	$ 0	$ 0
Ceded to other companies		28,417	28,426	24,519
Assumed from other companies		2,075,330	1,648,455	1,620,130
Net premiums earned		$ 2,046,913	$ 1,620,029	$ 1,595,611
Percentage of amount assumed to net		101.00%	102.00%	102.00%
Accident and health
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount		$ 0	$ 0	$ 0
Ceded to other companies		0	0	0
Assumed from other companies		33,381	25,636	31,355
Net premiums earned		$ 33,381	$ 25,636	$ 31,355
Percentage of amount assumed to net		100.00%	100.00%	100.00%
Property and casualty
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount	[3]	$ 372,230	$ 377,380	$ 318,058
Ceded to other companies	[3]	1,176,865	1,085,317	944,862
Assumed from other companies	[3]	6,643,101	6,319,389	5,956,360
Net premiums earned	[3]	$ 5,838,466	$ 5,611,452	$ 5,329,556
Percentage of amount assumed to net	[3]	114.00%	113.00%	112.00%

[1]	Life reinsurance in force excludes products that do not pass risk transfer.
[2]	See Note 21 for additional information regarding related party transactions.
[3]	P&C includes Specialty and U.S. health premiums.